(Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jul. 01, 2017	Dec. 31, 2017
Disclosure of continuing involvement in derecognised financial assets [line items]
Termination notice of accounts receivable securitization program	12 months
Securitisations
Disclosure of continuing involvement in derecognised financial assets [line items]
Recognised assets representing continuing involvement in derecognised financial assets, program amount	$ 125,000,000
Recognised trade accounts receivable transferred	195,000,000		$ 153,000,000
Recognised other long-term debt relating to financing program	$ 0		$ 0
Minimum
Disclosure of continuing involvement in derecognised financial assets [line items]
Utilisation rate on other long-term debt within securitization program	0.00%	1.50%
Maximum
Disclosure of continuing involvement in derecognised financial assets [line items]
Utilisation rate on other long-term debt within securitization program		2.60%